Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenues	$ 744
Cost of revenues	762
Gross profit (loss)	(18)
Operating Expenses:
Selling, general and administrative	6,689	2,759	1,818
Transaction costs	790
Total operating expenses	7,479	2,759	1,818
Loss from operations	(7,497)	(2,759)	(1,818)
Other Income
Gain on settlements, net of legal costs	1,000	77,353	24,908
Gain on sale of patents, net of legal costs			1,280
Settlement proceeds for modification of licensing agreement		3,116
Other income	9
Interest income	153	164	3,124
Total Other Income	1,162	80,633	29,312
(Loss) income before provision for income taxes	(6,335)	77,874	27,494
Income tax (benefit) provision	(263)	26,889	3,396
Net (Loss) Income	$ (6,072)	$ 50,985	$ 24,098
Net (Loss) Income Per Share:
Basic and Diluted	$ (0.28)	$ 2.48	$ 1.17
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted	21,601,974	20,590,596	20,590,596